Intangible assets	6 Months Ended
Jun. 30, 2022
Intangible assets and goodwill [abstract]
Intangible assets	Intangible assets
The detail of Intangible Assets - Goodwill at 30 June 2022 and 31 December 2021, based on the cash-generating units giving rise thereto, is as follows:

	EUR million
	30-06-2022	31-12-2021
Banco Santander (Brazil)	3,416	2,930
SAM Investment Holdings Limited	1,444	1,444
Santander Consumer Germany	1,304	1,304
Santander Bank Polska	1,071	1,095
Santander Consumer USA	1,062	979
Santander Portugal	1,040	1,040
Santander España	998	998
Santander Bank, National Association	697	643
Santander UK	618	633
Banco Santander - Chile	508	516
Grupo Financiero Santander (Mexico)	463	422
Getnet Brazil	330	287
Ebury	308	—
Santander Consumer Nordics	218	224
Other entities	400	198
Total Goodwill	13,877	12,713
During the first half of 2022, the Group has reallocated the goodwill initially assigned to certain cash-generating units (CGUs), being the main modification the one made in the Banco Santander (Brazil) CGU, after the spin-off of Getnet Brasil and subsequent contribution of the Group's stake in this company to PagoNxt, SL. This reassignment has been made based on the relative values of the split units, none of them presenting evidence of impairment prior to the reassignment. The consolidated figures were not modified by this fact.
In addition, during the first six months of 2022 there has been an increase in goodwill of EUR 1,164 million, of which EUR 643 million correspond to exchange differences and the rest to business combinations. Exchange differences (see Note 11), in accordance with current regulations, have been recorded with a credit to the heading Other comprehensive income - Items that can be reclassified in results- Foreign currency translation of equity through the Statement of recognized income and expenses consolidated summary. As for the main business combinations of the period, the Group completed the acquisition of Amherst Pierpont Securities in April (see Note 2). Additionally, in the same month, it took control of Ebury after disbursing USD 173 million (EUR 206 million) to thus reach a 66.5% participation in its capital.
Note 17 of the consolidated annual accounts for the year ended 31 December 2021 includes detailed information on the procedures followed by Grupo Santander to analyse the potential impairment of the goodwill recognised with the respect to its recoverable amount and to recognise the related impairment losses, where appropriate.
The accounting standard (IAS 36) requires that a cash‑generating unit to which goodwill has been allocated is tested for impairment annually, and whenever there is an indication that the unit may be impaired.
Accordingly, based on the analysis performed of the available information on the performance of the various cash-generating units which might evidence the existence of indicators of impairment, Grupo Santander's directors concluded that in the first six months of 2022 there were no impairment losses which required recognition (see Note 1.c).